Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Dec. 28, 2019	Dec. 29, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (13,401)	$ (2,350)	$ (4,894)	$ (6,501)
Adjustments to reconcile net loss used in operating activities:
Depreciation and amortization	2,312	2,621	3,369	3,124
Amortization of debt discount and deferred financing costs	521	529	857	580
Bad debt expense	879
Stock based compensation	534	621	832	1,151
Impairment of goodwill	2,969
Gain on settlement of deferred consideration		(1,985)	(1,924)
Gain from sale of business	(220)			(238)
Change in fair value of warrant liability				(879)
Re-measurement loss on intercompany note	348	484	(383)	686
Changes in operating assets and liabilities:
Accounts receivable	(4,805)	(8,994)	(7,574)	5,141
Prepaid expenses and other current assets	(446)	(187)	367	188
Other assets	390	(395)	(590)	83
Accounts payable and accrued expenses	(1,860)	3,240	(1,893)	(1,456)
Accounts payable - Related parties			1,114	(184)
Interest payable - related party	(871)	(190)
Other current liabilities	192	(54)	(94)	198
Other long-term liabilities and other	2,540	(341)
Other long-term liabilities			(85)	(254)
Other, net			58	332
NET CASH USED IN OPERATING ACTIVITIES	(10,918)	(7,001)	(10,840)	1,971
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of businesses, net of cash acquired				(9,760)
Purchase of property and equipment	(226)	(415)	(510)	(425)
Proceeds from disposal of business	3,300			1,403
Collection of UK factoring facility deferred purchase price	6,830	10,502	13,970	10,448
NET CASH PROVIDED BY INVESTING ACTIVITIES	9,904	10,087	13,460	1,666
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of term loan	(165)	(522)	(650)	(596)
Proceeds from term loan	1,220			2,047
(Repayment of) Proceeds from term loan - related party	(2,538)	2,538
Proceeds from PPP loans	19,395
Repayments on accounts receivable financing, net	(4,999)	(3,702)	(2,708)	(13,759)
Dividends paid to related parties	(2,480)	(1,125)	(1,175)	(200)
Dividends paid on common stock		(249)	(337)
Proceeds from sale of common stock		5,515	5,515	2,315
Payments made for earn-outs		(5,613)	(6,230)	(1,402)
Financing costs - related party		(188)	(188)	(280)
Third party financing costs		(1,122)	(1,154)	(109)
Proceeds from term loans - related party			2,538	8,428
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	10,433	(4,468)	(4,389)	(3,556)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	9,419	(1,382)	(1,769)	81
Effect of exchange rates on cash	55	(2)	(216)
Cash and Restricted Cash - Beginning	1,196	3,181	3,181	3,100
Cash and Restricted Cash - End	$ 10,670	$ 1,797	$ 1,196	$ 3,181